Investment Strategy	Feb. 27, 2026
American Funds Tax-Exempt Fund of New York® (Class A, C, T, F1, F2, F3) | AMERICAN FUNDS TAX-EXEMPT FUND OF NEW YORK
Prospectus [Line Items]
Strategy Narrative [Text Block]

7. The following will be added as the fourth paragraph under the “Principal investment strategies” section of the summary and statutory prospectuses for American Funds Tax-Exempt Fund of New York:

The fund is nondiversified, which allows it to invest a greater percentage of its assets in any one issuer than would otherwise be the case.